Consolidated Balance Sheet (unaudited) - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025
Non-current assets
Property, plant & equipment	$ 4,744	$ 4,774
Right-of-use assets	513	447
Goodwill	9,259	9,256
Intangible assets other than goodwill	8,270	9,006
Deferred tax assets	486	458
Financial assets	768	768
Other non-current assets	434	397
Total non-current assets	24,474	25,106
Current assets
Inventories	2,510	2,391
Trade receivables	2,079	1,942
Income tax receivables	21	20
Cash and cash equivalents	1,355	1,527
Time deposits	101	80
Other current assets	558	489
Total current assets	6,624	6,449
Total assets	31,098	31,555
Equity
Share capital	20	20
Reserves	21,575	22,014
Equity attributable to shareholders of Alcon Inc.	21,595	22,034
Non-controlling interests	1	1
Total equity	21,596	22,035
Non-current liabilities
Financial debts	4,149	4,162
Lease liabilities	499	429
Deferred tax liabilities	841	941
Provisions & other non-current liabilities	846	939
Total non-current liabilities	6,335	6,471
Current liabilities
Trade payables	968	926
Financial debts	570	575
Lease liabilities	81	80
Current income tax liabilities	228	182
Provisions & other current liabilities	1,320	1,286
Total current liabilities	3,167	3,049
Total liabilities	9,502	9,520
Total equity and liabilities	$ 31,098	$ 31,555